Subsequent events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

The Group has evaluated subsequent events from the balance sheet date September 30, 2025 through the date of this report, the date of issuance of the consolidated financial statements, other than as disclosed above events, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.

19. Subsequent events

The Group has evaluated subsequent events from the balance sheet date March 31, 2025 through the date of this report, the date of issuance of the consolidated financial statements, other than as disclosed above events, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.